UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Mortgage Securities Fund
Class IA
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Mortgage Securities Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IA1	$52	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Mortgage Securities Fund returned 9.39%. The Fund compares its performance to the  Bloomberg U.S. MBS Index and the Putnam VT Mortgage Securities Linked Benchmark†, which both returned 8.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) cash bonds were the largest contributor to relative returns. Spreads tightened notably during the year as commercial real estate fundamentals and outlook improved. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes have been providing more price transparency.

↑
Residential mortgage credit, particularly our allocation to credit risk transfer (CRT) securities. Overall, CRT technicals continue to be supportive, consumer balance sheets remain strong, and delinquency statuses across subsectors, including CRT and non-qualified mortgages (non-QM) remain low.

↑
Agency interest-only (IO) holdings were another contributor. Prepayment speeds remain subdued and remain well below the normal historical range. Seasoned IO bonds are still well “out-of-the-money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Mortgage basis (the difference between mortgage interest rates and treasury yields) positioning was a detractor during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging treasury term structure risk and for yield curve positioning. In aggregate, these derivatives detracted from performance.
Putnam VT Mortgage Securities Fund	PAGE 1	38988-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	9.39	1.07	1.87
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. MBS Index	8.58	0.15	1.59
Putnam VT Mortgage Securities Linked Benchmark†	8.58	0.15	1.48
†	The Putnam VT Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 30, 2018, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,745,019
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	313
Total Management Fee Paid	$0
Portfolio Turnover Rate	871%
Putnam VT Mortgage Securities Fund	PAGE 2	38988-ATSIA-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers for the Fund are Neil Dhruv, Jatin Misra, CFA, and Michael V. Salm.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Mortgage Securities Fund	PAGE 3	38988-ATSIA-0226

Putnam VT Mortgage Securities Fund
Class IB
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Mortgage Securities Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB1	$78	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Mortgage Securities Fund returned 9.09%. The Fund compares its performance to the  Bloomberg U.S. MBS Index and the Putnam VT Mortgage Securities Linked Benchmark†, which both returned 8.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) cash bonds were the largest contributor to relative returns. Spreads tightened notably during the year as commercial real estate fundamentals and outlook improved. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes have been providing more price transparency.

↑
Residential mortgage credit, particularly our allocation to credit risk transfer (CRT) securities. Overall, CRT technicals continue to be supportive, consumer balance sheets remain strong, and delinquency statuses across subsectors, including CRT and non-qualified mortgages (non-QM) remain low.

↑
Agency interest-only (IO) holdings were another contributor. Prepayment speeds remain subdued and remain well below the normal historical range. Seasoned IO bonds are still well “out-of-the-money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Mortgage basis (the difference between mortgage interest rates and treasury yields) positioning was a detractor during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging treasury term structure risk and for yield curve positioning. In aggregate, these derivatives detracted from performance.
Putnam VT Mortgage Securities Fund	PAGE 1	38988-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	9.09	0.83	1.62
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. MBS Index	8.58	0.15	1.59
Putnam VT Mortgage Securities Linked Benchmark†	8.58	0.15	1.48
†	The Putnam VT Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 30, 2018, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,745,019
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	313
Total Management Fee Paid	$0
Portfolio Turnover Rate	871%
Putnam VT Mortgage Securities Fund	PAGE 2	38988-ATSIB-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers for the Fund are Neil Dhruv, Jatin Misra, CFA, and Michael V. Salm.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Mortgage Securities Fund	PAGE 3	38988-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the "Reporting Periods") for professional services rendered by the Registrant’s principal accountant (the "Auditor") for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Mortgage
Securities Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 16
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 34
Tax Information 35
Changes In and Disagreements with Accountants 36
Results of Meeting(s) of Shareholders 36
Remuneration Paid to Directors, Officers and Others 36
Board Approval of Management and Subadvisory Agreements 36

Putnam Variable Trust
Financial Highlights
Putnam VT Mortgage Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.23 $6.37 $7.17 $8.74 $9.05
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.46 0.44 0.42 0.40
Net realized and unrealized gains (losses) ........... 0.18 (0.16) (0.10) (1.23) (0.71)
Total from investment operations .................... 0.56 0.30 0.34 (0.81) (0.31)
Less distributions from:
Net investment income .......................... (0.56) (0.44) (1.14) (0.76) —
Net asset value, end of year ....................... $6.23 $6.23 $6.37 $7.17 $8.74
Total return
c
................................... 9.39% 4.97% 5.58% (9.95)% (3.43)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 0.84% 1.03% 0.93% 0.78%
Expenses net of waiver and payments by affiliates
d
...... 0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ........................... 6.20% 7.33% 7.01% 5.41% 4.44%
Supplemental data
Net assets, end of year (000’s) ..................... $12,988 $13,913 $14,760 $16,054 $20,386
Portfolio turnover rate ............................ 871% 1580% 1865% 1110% 904%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.20 $6.34 $7.14 $8.69 $9.02
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.44 0.43 0.40 0.38
Net realized and unrealized gains (losses) ........... 0.18 (0.15) (0.11) (1.21) (0.71)
Total from investment operations .................... 0.54 0.29 0.32 (0.81) (0.33)
Less distributions from:
Net investment income .......................... (0.54) (0.43) (1.12) (0.74) —
Net asset value, end of year ....................... $6.20 $6.20 $6.34 $7.14 $8.69
Total return
c
................................... 9.09% 4.76% 5.27% (10.07)% (3.66)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.24% 1.09% 1.28% 1.18% 1.03%
Expenses net of waiver and payments by affiliates
d
...... 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income ........................... 5.95% 7.14% 6.76% 5.16% 4.19%
Supplemental data
Net assets, end of year (000’s) ..................... $12,757 $13,381 $14,095 $14,627 $20,425
Portfolio turnover rate ............................ 871% 1580% 1865% 1110% 904%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT Mortgage Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 3.0%
Financial Services 3.0%
Bayview Financial Mortgage Pass-Through Trust , 2006-C , 1A3 , 6.528% , 11/28/36 ...
$ 74,295 $ 73,577
a
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.326% , ( 1-month SOFR +
0.594% ), 6/25/36 .................................................. 246,210 238,653
a
CWABS, Inc. Asset-Backed Certificates Trust , 2007-10 , 1A1 , FRN , 4.026% , ( 1-month
SOFR + 0.294% ), 6/25/47 ........................................... 143,080 137,999
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 ...................
28,000 27,635
a
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE9 , M2 , FRN , 4.776% , ( 1-month
SOFR + 1.044% ), 11/25/34 .......................................... 578 580
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
100,000 83,776
a ,b
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.475% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 118,062 118,364
b
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 ....................
65,000 63,733
b ,c
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% , 10/15/27 ............
29,572 28,989
773,306
a a a a a
Total Asset-Backed Securities (Cost $ 754,006 ) ..................................
773,306
Commercial Mortgage-Backed Securities 26.1%
Financial Services 26.1%
BANK ,
b
2018-BN11 , D , 144A, 3% , 3/15/61 ..................................... 59,000 49,866
d,e
2024-BNK48 , XA , IO, FRN , 1.144% , 10/15/57 ............................ 774,897 61,939
d,e
2020-BN26 , XA , IO, FRN , 1.19% , 3/15/63 ............................... 963,293 35,454
d ,e
BANK5 Trust , 2024-5YR10 , XA , IO, FRN , 1.188% , 10/15/57 ...................
1,180,087 45,966
b
Barclays Commercial Mortgage Trust ,
2019-C4 , E , 144A, 3.25% , 8/15/52 ..................................... 111,000 61,088
e
2019-C5 , F , 144A, FRN , 2.574% , 11/15/52 ............................... 80,000 49,276
d ,e
BBCMS Mortgage Trust ,
2024-5C29 , XA , IO, FRN , 1.599% , 9/15/57 ............................... 1,466,604 75,501
2025-C32 , XA , IO, FRN , 1.128% , 2/15/62 ................................ 998,676 82,094
Benchmark Mortgage Trust ,
e
2018-B1 , C , FRN , 4.202% , 1/15/51 .................................... 49,000 41,040
b,e
2018-B3 , D , 144A, FRN , 3.045% , 4/10/51 ............................... 77,000 55,320
b
2019-B11 , D , 144A, 3% , 5/15/52 ...................................... 115,000 63,018
b
2019-B13 , D , 144A, 2.5% , 8/15/57 ..................................... 105,000 63,274
b,e
2018-B1 , E , 144A, FRN , 3% , 1/15/51 ................................... 108,000 57,422
d,e
2024-V10 , XA , IO, FRN , 1.305% , 9/15/57 ................................ 1,157,901 48,830
d,e
2019-B15 , XA , IO, FRN , 0.8% , 12/15/72 ................................. 1,077,598 26,436
b ,e
BWAY Mortgage Trust ,
2022-26BW , E , 144A, FRN , 4.866% , 2/10/44 ............................. 100,000 55,641
2022-26BW , F , 144A, FRN , 4.866% , 2/10/44 ............................. 138,000 68,054
CD Mortgage Trust ,
e
2017-CD3 , B , FRN , 3.984% , 2/10/50 ................................... 60,000 40,165
e
2017-CD4 , B , FRN , 3.947% , 5/10/50 ................................... 109,000 104,375
e
2017-CD3 , C , FRN , 4.575% , 2/10/50 ................................... 134,000 49,501
b
2017-CD3 , D , 144A, 3.25% , 2/10/50 .................................... 128,299 7,371
b
2019-CD8 , D , 144A, 3% , 8/15/57 ...................................... 84,000 54,816
Citigroup Commercial Mortgage Trust ,
e
2015-GC33 , C , FRN , 4.335% , 9/10/58 .................................. 83,000 72,650
b,e
2015-GC27 , D , 144A, FRN , 4.376% , 2/10/48 ............................. 102,393 99,622
2015-GC33 , D , 3.172% , 9/10/58 ....................................... 16,000 9,900
COMM Mortgage Trust ,
2012-CR4 , AM , 3.251% , 10/15/45 ..................................... 106,000 98,484
2013-CR12 , AM , 4.3% , 10/10/46 ...................................... 103,809 98,630

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
e
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................................. $ 30,349 $ 29,908
b
2012-CR4 , B , 144A, 3.703% , 10/15/45 .................................. 61,000 43,779
2014-CR17 , B , 4.377% , 5/10/47 ....................................... 53,394 51,966
e
2015-DC1 , B , FRN , 4.035% , 2/10/48 ................................... 85,000 81,532
e
2014-CR16 , C , FRN , 4.777% , 4/10/47 .................................. 119,000 113,496
e
2014-CR17 , C , FRN , 4.781% , 5/10/47 .................................. 148,000 137,651
b,e
2013-LC13 , D , 144A, FRN , 5.37% , 8/10/46 .............................. 96,775 90,883
b,e
2014-CR17 , D , 144A, FRN , 4.845% , 5/10/47 ............................. 144,000 120,747
e
2015-CR26 , D , FRN , 3.613% , 10/10/48 ................................. 85,000 69,775
b
2017-COR2 , D , 144A, 3% , 9/10/50 ..................................... 113,000 102,502
b,e
2018-COR3 , D , 144A, FRN , 2.813% , 5/10/51 ............................. 40,000 16,766
b,e
2015-LC19 , E , 144A, FRN , 4.418% , 2/10/48 .............................. 115,000 104,356
CSAIL Commercial Mortgage Trust ,
e
2015-C1 , B , FRN , 3.833% , 4/15/50 .................................... 62,874 60,213
e
2015-C3 , C , FRN , 4.047% , 8/15/48 .................................... 56,000 51,363
e
2015-C1 , C , FRN , 3.833% , 4/15/50 .................................... 124,000 113,190
e
2015-C2 , C , FRN , 4.044% , 6/15/57 .................................... 25,572 24,638
b
2019-C17 , D , 144A, 2.5% , 9/15/52 ..................................... 50,000 27,114
e
2015-C2 , D , FRN , 4.044% , 6/15/57 .................................... 55,000 44,550
b ,e
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.35% , 8/10/44 .............
113,939 110,303
GS Mortgage Securities Trust ,
2014-GC22 , AS , 4.113% , 6/10/47 ...................................... 83,000 77,590
e
2014-GC24 , B , FRN , 4.43% , 9/10/47 ................................... 100,000 96,529
b,e
2013-GC13 , D , 144A, FRN , 3.859% , 7/10/46 ............................. 105,000 77,946
b,e
2014-GC24 , D , 144A, FRN , 4.451% , 9/10/47 ............................. 123,000 78,104
b,e
2017-GS5 , D , 144A, FRN , 3.509% , 3/10/50 .............................. 61,000 8,002
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11 , B , 3.499% , 4/15/46 ....................................... 21,103 19,510
e
2013-C10 , C , FRN , 4.104% , 12/15/47 .................................. 22,802 22,136
b,e
2011-C3 , D , 144A, FRN , 5.526% , 2/15/46 ............................... 145,000 134,064
e
2013-LC11 , D , FRN , 4.19% , 4/15/46 ................................... 187,000 11,783
b,e
2012-LC9 , D , 144A, FRN , 3.571% , 12/15/47 ............................. 100,000 95,226
e
JPMBB Commercial Mortgage Securities Trust ,
2014-C18 , B , FRN , 4.505% , 2/15/47 ................................... 46,893 46,010
2014-C25 , B , FRN , 4.347% , 11/15/47 ................................... 95,000 88,757
2014-C22 , C , FRN , 4.513% , 9/15/47 ................................... 73,000 68,910
2013-C12 , D , FRN , 3.94% , 7/15/45 .................................... 87,000 81,280
b
2013-C14 , D , 144A, FRN , 4.037% , 8/15/46 .............................. 116,000 90,822
b
2014-C23 , D , 144A, FRN , 4.036% , 9/15/47 .............................. 100,000 92,722
e
JPMDB Commercial Mortgage Securities Trust ,
2018-C8 , C , FRN , 4.755% , 6/15/51 .................................... 53,000 48,351
b
2016-C2 , D , 144A, FRN , 3.361% , 6/15/49 ............................... 157,000 77,689
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% , 3/10/50 ..........
60,000 59,240
Morgan Stanley Bank of America Merrill Lynch Trust ,
e
2013-C9 , B , FRN , 3.708% , 5/15/46 .................................... 73,151 71,283
e
2013-C10 , B , FRN , 3.952% , 7/15/46 ................................... 69,119 66,014
e
2013-C9 , C , FRN , 3.707% , 5/15/46 .................................... 58,000 54,355
e
2013-C12 , C , FRN , 4.699% , 10/15/46 .................................. 11,447 10,918
e
2015-C22 , C , FRN , 3.972% , 4/15/48 ................................... 98,000 86,838
e
2015-C24 , C , FRN , 3.939% , 5/15/48 ................................... 22,969 22,859
e
2015-C25 , C , FRN , 4.374% , 10/15/48 .................................. 51,539 51,416
e
2017-C34 , C , FRN , 4.169% , 11/15/52 ................................... 60,000 52,749
b
2015-C24 , D , 144A, 3.257% , 5/15/48 ................................... 63,000 61,938
b,e
2015-C23 , D , 144A, FRN , 4.204% , 7/15/50 .............................. 36,497 35,574

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
b,e
2012-C5 , E , 144A, FRN , 4.639% , 8/15/45 ............................... $ 52,152 $ 51,204
b,e
2012-C6 , E , 144A, FRN , 4.345% , 11/15/45 ............................... 124,000 69,357
b,e
2015-C24 , E , 144A, FRN , 3.939% , 5/15/48 ............................... 82,000 79,666
b,e
2013-C10 , F , 144A, FRN , 3.952% , 7/15/46 ............................... 141,000 17,263
e
Morgan Stanley Capital I Trust ,
2015-MS1 , C , FRN , 4.15% , 5/15/48 .................................... 94,000 85,850
2016-UB11 , C , FRN , 3.691% , 8/15/49 .................................. 126,000 123,852
2018-H3 , C , FRN , 4.848% , 7/15/51 .................................... 88,000 82,241
b
2011-C3 , E , 144A, FRN , 4.94% , 7/15/49 ................................. 35,633 35,187
e
UBS Commercial Mortgage Trust ,
2017-C3 , C , FRN , 4.355% , 8/15/50 .................................... 94,000 88,361
2018-C11 , C , FRN , 4.874% , 6/15/51 ................................... 66,000 61,545
2018-C13 , C , FRN , 4.988% , 10/15/51 .................................. 98,000 91,127
b
2018-C11 , D , 144A, FRN , 3% , 6/15/51 .................................. 136,000 88,264
b
2012-C1 , E , 144A, FRN , 5% , 5/10/45 ................................... 74,969 68,214
Wells Fargo Commercial Mortgage Trust ,
e
2016-BNK1 , C , FRN , 3.071% , 8/15/49 .................................. 65,000 46,810
e
2018-C46 , C , FRN , 4.953% , 8/15/51 ................................... 51,000 48,239
e
2020-C57 , C , FRN , 4.023% , 8/15/53 ................................... 23,000 21,111
b,e
2014-LC18 , D , 144A, FRN , 3.957% , 12/15/47 ............................. 101,000 93,867
e
2015-C29 , D , FRN , 4.213% , 6/15/48 ................................... 24,147 23,490
2015-C31 , D , 3.852% , 11/15/48 ....................................... 135,000 119,610
b
2017-RB1 , D , 144A, 3.401% , 3/15/50 ................................... 61,000 27,491
b
2020-C55 , D , 144A, 2.5% , 2/15/53 ..................................... 100,000 68,166
e
2016-NXS5 , D , FRN , 4.908% , 1/15/59 .................................. 51,000 39,422
b
2016-C33 , D , 144A, 3.123% , 3/15/59 ................................... 75,000 68,825
b,e
2015-C31 , E , 144A, FRN , 4.72% , 11/15/48 ............................... 118,000 67,909
e
WFRBS Commercial Mortgage Trust ,
2014-C21 , B , FRN , 4.213% , 8/15/47 ................................... 84,482 82,708
2014-C23 , B , FRN , 4.279% , 10/15/57 ................................... 50,000 48,491
2013-C11 , C , FRN , 4.011% , 3/15/45 .................................... 74,000 71,807
2012-C10 , C , FRN , 4.31% , 12/15/45 ................................... 57,000 50,501
2013-C15 , C , FRN , 4.145% , 8/15/46 ................................... 61,000 55,206
2014-C21 , C , FRN , 4.234% , 8/15/47 ................................... 90,000 84,960
6,719,824
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 7,210,853 ) .................
6,719,824
Mortgage-Backed Securities 150.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year , 7%, 11/01/26 - 4/01/32 .............................. 19,564 20,553
FHLMC Pool, 30 Year , 7.5%, 9/01/30 - 7/01/31 ............................. 3,950 4,059
24,612
Federal National Mortgage Association (FNMA) Fixed Rate 113.2%
FNMA, 30 Year , 6.5%, 9/01/36 ......................................... 5,034 5,300
FNMA, 30 Year , 7%, 8/01/33 - 10/01/33 ................................... 35,199 36,982
FNMA, 30 Year , 7.5%, 9/01/30 - 11/01/30 ................................. 1,534 1,574
f
Uniform Mortgage-Backed Securities , 1.5% , TBA, 1/25/41 ..................... 1,000,000 905,078
f
Uniform Mortgage-Backed Securities , 2% , TBA, 1/25/41 ...................... 1,000,000 926,094
f
Uniform Mortgage-Backed Securities , 2% , TBA, 1/25/56 ...................... 7,000,000 5,660,128
f
Uniform Mortgage-Backed Securities , 2.5% , TBA, 1/25/41 ..................... 1,000,000 946,289
f
Uniform Mortgage-Backed Securities , 2.5% , TBA, 1/25/56 ..................... 3,000,000 2,536,641
f
Uniform Mortgage-Backed Securities , 3% , TBA, 1/25/56 ...................... 2,000,000 1,769,297

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
f
Uniform Mortgage-Backed Securities , 3.5% , TBA, 1/25/56 ..................... $ 3,000,000 $ 2,773,945
f
Uniform Mortgage-Backed Securities , 4% , TBA, 1/25/56 ...................... 2,000,000 1,897,318
f
Uniform Mortgage-Backed Securities , 5% , TBA, 1/25/56 ...................... 1,000,000 997,422
f
Uniform Mortgage-Backed Securities , 5.5% , TBA, 1/25/56 ..................... 7,000,000 7,098,972
f
Uniform Mortgage-Backed Securities , 6% , TBA, 1/25/56 ...................... 3,000,000 3,080,651
f
Uniform Mortgage-Backed Securities , 6.5% , TBA, 1/25/56 ..................... 500,000 519,698
29,155,389
Government National Mortgage Association (GNMA) Fixed Rate 37.2%
GNMA I, 30 Year , 6%, 4/15/28 .......................................... 993 1,013
GNMA I, 30 Year , 6.5%, 4/15/28 ........................................ 19 20
GNMA I, Single-family, 30 Year , 6.5%, 5/15/28 - 8/15/32 ...................... 1,525 1,551
f
GNMA II, Single-family, 30 Year , 2%, 1/15/56 ............................... 1,000,000 828,433
f
GNMA II, Single-family, 30 Year , 2.5%, 1/15/56 ............................. 2,000,000 1,725,469
f
GNMA II, Single-family, 30 Year , 3.5%, 1/15/56 ............................. 1,000,000 910,195
f
GNMA II, Single-family, 30 Year , 4%, 1/15/56 ............................... 1,000,000 944,805
GNMA II, Single-family, 30 Year , 4.5%, 5/20/48 ............................. 50,811 50,040
f
GNMA II, Single-family, 30 Year , 4.5%, 1/15/56 ............................. 1,000,000 974,219
f
GNMA II, Single-family, 30 Year , 5%, 1/15/56 ............................... 1,000,000 997,871
GNMA II, Single-family, 30 Year , 5.5%, 4/20/38 ............................. 38,193 39,590
f
GNMA II, Single-family, 30 Year , 5.5%, 1/15/56 ............................. 1,000,000 1,009,853
GNMA II, Single-family, 30 Year , 6%, 4/20/37 - 11/20/38 ....................... 25,921 27,186
f
GNMA II, Single-family, 30 Year , 6%, 1/15/56 ............................... 1,000,000 1,019,180
GNMA II, Single-family, 30 Year , 6.5%, 7/20/36 ............................. 8,686 9,248
f
GNMA II, Single-family, 30 Year , 6.5%, 1/15/56 ............................. 1,000,000 1,033,828
9,572,501
Total Mortgage-Backed Securities (Cost $ 38,687,539 ) ............................
38,752,502
Residential Mortgage-Backed Securities 19.3%
Financial Services 19.3%
b
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................................ 72,149 72,233
2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 ................................ 161,551 163,785
2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 ............................... 96,513 97,714
2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 ................................ 85,887 86,580
a
Alternative Loan Trust , 2006-OA19 , A1 , FRN , 4.028% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................................... 133,772 109,881
a
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 4.036% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 347,305 211,732
b
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 .......
86,342 87,176
a ,b
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.026% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 105,941 96,621
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 .................
118,201 119,597
b
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
139,741 140,949
a ,b
FHLMC STACR REMIC Trust ,
2020-HQA3 , B2 , 144A, FRN , 13.989% , ( 30-day SOFR Average + 10.114% ), 7/25/50 64,000 84,663
2020-DNA4 , B2 , 144A, FRN , 13.989% , ( 30-day SOFR Average + 10.114% ), 8/25/50 65,000 86,761
2020-DNA5 , B2 , 144A, FRN , 15.374% , ( 30-day SOFR Average + 11.5% ), 10/25/50 56,000 77,664
a ,b
FHLMC STACR Trust ,
2019-FTR1 , B2 , 144A, FRN , 12.339% , ( 30-day SOFR Average + 8.464% ), 1/25/48 200,000 237,412
2018-DNA3 , B2 , 144A, FRN , 11.739% , ( 30-day SOFR Average + 7.864% ), 9/25/48 431,000 493,921
2018-HQA2 , B2 , 144A, FRN , 14.989% , ( 30-day SOFR Average + 11.114% ), 10/25/48 413,000 513,037
2019-DNA1 , B2 , 144A, FRN , 14.739% , ( 30-day SOFR Average + 10.864% ), 1/25/49 32,000 39,432
2019-HQA1 , B2 , 144A, FRN , 16.239% , ( 30-day SOFR Average + 12.364% ), 2/25/49 222,000 270,439

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a
FNMA , 2003-W8 , 3F2 , FRN , 4.339% , ( 30-day SOFR Average + 0.464% ), 5/25/42 ...
$ 1,185 $ 1,181
a
FNMA Connecticut Avenue Securities Trust ,
2016-C03 , 1B , FRN , 15.739% , ( 30-day SOFR Average + 11.864% ), 10/25/28 ..... 153,720 158,470
2016-C04 , 1B , FRN , 14.239% , ( 30-day SOFR Average + 10.364% ), 1/25/29 ...... 195,485 204,501
b
2019-R05 , 1B1 , 144A, FRN , 8.089% , ( 30-day SOFR Average + 4.214% ), 7/25/39 .. 55,704 56,522
b
2020-SBT1 , 1M2 , 144A, FRN , 7.639% , ( 30-day SOFR Average + 3.764% ), 2/25/40 79,000 81,454
b
2020-R02 , 2B1 , 144A, FRN , 6.989% , ( 30-day SOFR Average + 3.114% ), 1/25/40 .. 35,000 35,608
b
2022-R02 , 2B1 , 144A, FRN , 8.374% , ( 30-day SOFR Average + 4.5% ), 1/25/42 ... 35,000 36,188
b
2022-R02 , 2M2 , 144A, FRN , 6.874% , ( 30-day SOFR Average + 3% ), 1/25/42 ..... 292,000 297,367
a
J.P. Morgan Alternative Loan Trust , 2006-A6 , 1A1 , FRN , 4.166% , ( 1-month SOFR +
0.434% ), 11/25/36 ................................................. 48,840 42,331
a ,b
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 5.224% , ( 30-day SOFR Average
+ 1.35% ), 2/25/55 ................................................. 107,624 107,902
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 .........................
96,541 96,854
a ,b
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 3.161% , ( 1-month SOFR
+ 0.344% ), 2/26/37 ................................................ 47,694 46,234
b
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM2 , A1 , 144A, 6.386% , 5/25/69 ................................ 139,802 141,672
a
2024-4 , AF , 144A, FRN , 5.224% , ( 30-day SOFR Average + 1.35% ), 9/25/54 ...... 57,425 57,360
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL5 , A1 , 144A, 7.762% , 4/25/30 ...
170,000 171,344
a
Structured Asset Mortgage Investments II Trust ,
2007-AR7 , 1A1 , FRN , 4.696% , ( 1-month SOFR + 0.964% ), 5/25/47 ............ 338,452 281,382
2006-AR7 , A1BG , FRN , 3.966% , ( 1-month SOFR + 0.234% ), 8/25/36 ........... 18,564 16,691
b ,e
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ............
102,000 93,834
a
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR8 , 2AC2 , FRN , 4.766% ,
( 1-month SOFR + 1.034% ), 7/25/45 .................................... 48,710 46,876
4,963,368
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 4,863,384 ) ..................
4,963,368
Agency Commercial Mortgage-Backed Securities 30.1%
Financial Services 30.1%
FHLMC ,
3391 , Strip , 4/15/37 ................................................ 1,812 1,595
d
4953 , AI , IO, 4% , 2/25/50 ............................................ 582,357 117,685
d
304 , C37 , IO, 3.5% , 12/15/27 ......................................... 3,183 50
a
3065 , DC , FRN , 7.565% , ( 30-day SOFR Average + 19.517% ), 3/15/35 .......... 41,377 43,339
d
4018 , DI , IO, 4.5% , 7/15/41 .......................................... 9,814 113
a,d
5003 , DS , IO, FRN , 2.111% , ( 30-day SOFR Average + 5.986% ), 8/25/50 ........ 500,772 66,070
a
3408 , EK , FRN , 9.302% , ( 30-day SOFR Average + 25.332% ), 4/15/37 .......... 7,092 8,547
a
406 , F30 , FRN , 5.024% , ( 30-day SOFR Average + 1.15% ), 10/25/53 ........... 61,180 61,605
a
5391 , FC , FRN , 4.974% , ( 30-day SOFR Average + 1.1% ), 3/25/54 ............. 28,598 28,768
d
5349 , IB , IO, 4% , 12/15/46 ........................................... 246,789 53,954
d
5050 , IM , IO, 3.5% , 10/25/50 ......................................... 442,217 87,505
d
4136 , IQ , IO, 3.5% , 11/15/42 ......................................... 149,633 15,082
d
5071 , IV , IO, 3% , 12/25/50 ........................................... 917,592 163,411
a,d
4915 , SD , IO, FRN , 2.061% , ( 30-day SOFR Average + 5.936% ), 9/25/49 ........ 341,667 38,206
a,d
4839 , WS , IO, FRN , 2.002% , ( 30-day SOFR Average + 5.986% ), 8/15/56 ........ 386,882 54,646
a ,b
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1 , M1 , 144A, FRN , 5.874% , ( 30-day SOFR Average + 2% ), 1/25/51 ..... 22,048 22,009
2021-MN1 , M2 , 144A, FRN , 7.624% , ( 30-day SOFR Average + 3.75% ), 1/25/51 ... 85,000 87,932
2021-MN3 , M2 , 144A, FRN , 7.874% , ( 30-day SOFR Average + 4% ), 11/25/51 .... 148,000 153,737
FNMA ,
d
2020-31 , IO, 4.5% , 5/25/50 .......................................... 903,231 164,592
d
2020-96 , IO, 3% , 1/25/51 ............................................ 682,214 112,765

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
d
2018-51 , BI , IO, 5.5% , 7/25/38 ........................................ $ 101,400 $ 4,972
2008-53 , DO , Strip , 7/25/38 .......................................... 8,929 7,513
d
2012-104 , HI , IO, 4% , 9/25/27 ........................................ 10,247 134
d
2023-49 , IA , IO, 3% , 8/25/46 ......................................... 419,440 54,722
d
2023-49 , IB , IO, 3.5% , 3/25/47 ........................................ 483,095 74,938
d
2021-3 , IB , IO, 2.5% , 2/25/51 ......................................... 628,063 105,732
d
2021-25 , IJ , IO, 3.5% , 5/25/51 ........................................ 370,337 71,506
d
2015-58 , KI , IO, 6% , 3/25/37 ......................................... 192,539 31,138
a,d
2011-123 , KS , IO, FRN , 2.611% , ( 30-day SOFR Average + 6.486% ), 10/25/41 .... 10,102 757
d
2020-62 , MI , IO, 3.5% , 5/25/49 ........................................ 893,465 162,832
d
2021-12 , NI , IO, 2.5% , 3/25/51 ........................................ 625,725 106,196
a,d
2018-20 , SB , IO, FRN , 2.261% , ( 30-day SOFR Average + 6.136% ), 3/25/48 ...... 252,694 24,633
a ,b
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 , M10 , 144A, FRN ,
7.239% , ( 30-day SOFR Average + 3.364% ), 10/25/49 ...................... 201,932 205,545
GNMA ,
d
2012-136 , IO, 3.5% , 11/20/42 ......................................... 189,804 24,522
d
2014-76 , IO, 5% , 5/20/44 ............................................ 118,805 24,647
d,e
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................................... 805,635 41,313
d,e
2016-H24 , IO, FRN , 2.084% , 9/20/66 ................................... 297,526 18,495
d,e
2017-H09 , IO, FRN , 1.887% , 4/20/67 ................................... 258,464 7,578
d
2014-174 , AI , IO, 3% , 11/16/29 ........................................ 50,407 1,167
d
2021-214 , AI , IO, 4% , 12/20/51 ....................................... 1,017,078 204,703
d,e
2014-H21 , AI , IO, FRN , 1.704% , 10/20/64 ............................... 265,334 11,881
d,e
2015-H04 , AI , IO, FRN , 1.768% , 12/20/64 ............................... 225,119 7,004
d,e
2015-H13 , AI , IO, FRN , 2.034% , 6/20/65 ................................ 211,191 11,611
d,e
2015-H14 , AI , IO, FRN , 2.237% , 6/20/65 ................................ 268,469 14,521
d,e
2015-H22 , AI , IO, FRN , 2.022% , 9/20/65 ................................ 328,982 16,371
d,e
2016-H03 , AI , IO, FRN , 2.163% , 1/20/66 ................................ 267,205 11,659
d,e
2016-H10 , AI , IO, FRN , 1.835% , 4/20/66 ................................ 220,844 6,653
d,e
2016-H19 , AI , IO, FRN , 2.251% , 9/20/66 ................................ 280,684 12,808
d,e
2020-H18 , AI , IO, FRN , 1.849% , 9/20/70 ................................ 1,709,704 115,363
a,d
2023-7 , AS , IO, FRN , 2.982% , ( 30-day SOFR Average + 6.9% ), 1/20/53 ......... 1,546,402 110,035
a,d
2023-56 , AS , IO, FRN , 2.242% , ( 30-day SOFR Average + 6.16% ), 4/20/53 ....... 2,650,900 192,714
d
2014-182 , BI , IO, 4% , 1/20/39 ........................................ 153,471 8,433
d,e
2016-H24 , BI , IO, FRN , 2.087% , 11/20/66 ............................... 666,406 30,884
d,e
2017-H04 , BI , IO, FRN , 2.413% , 2/20/67 ................................ 237,220 10,133
d
2009-121 , CI , IO, 4.5% , 12/16/39 ...................................... 171,270 27,487
d
2022-125 , CI , IO, 5% , 6/20/52 ........................................ 503,498 97,668
d,e
2015-H20 , CI , IO, FRN , 2.113% , 8/20/65 ................................ 264,569 13,834
d,e
2016-H06 , DI , IO, FRN , 1.775% , 7/20/65 ................................ 174,807 7,143
a,d
2023-181 , DS , IO, FRN , 2.082% , ( 30-day SOFR Average + 6% ), 11/20/53 ....... 2,454,663 157,147
a,d
2023-173 , ES , IO, FRN , 3.032% , ( 30-day SOFR Average + 6.95% ), 11/20/53 ..... 1,234,961 90,433
a,d
2024-4 , ES , IO, FRN , 3.032% , ( 30-day SOFR Average + 6.95% ), 1/20/54 ........ 1,835,770 154,946
d
2021-176 , GI , IO, 3% , 10/20/51 ....................................... 694,040 106,098
d,e
2016-H27 , GI , IO, FRN , 2.344% , 12/20/66 ............................... 413,740 26,140
d,e
2017-H08 , GI , IO, FRN , 2.541% , 2/20/67 ................................ 320,649 28,118
d,e
2015-H10 , HI , IO, FRN , 2.148% , 4/20/65 ................................ 369,469 19,813
a,d
2023-101 , HS , IO, FRN , 2.082% , ( 30-day SOFR Average + 6% ), 7/20/53 ........ 3,304,875 212,047
d,e
2025-H14 , IA , IO, FRN , 1.766% , 5/20/75 ................................ 3,026,681 90,160
d
2020-138 , IB , IO, 2.5% , 9/20/50 ....................................... 913,425 132,247
d
2014-102 , IG , IO, 3.5% , 3/16/41 ....................................... 8,212 118
d
2024-4 , IG , IO, 5% , 12/20/52 ......................................... 957,665 185,131
d
2013-39 , IJ , IO, 4.5% , 3/20/43 ........................................ 359,315 54,700
d,e
2016-H13 , IK , IO, FRN , 2.648% , 6/20/66 ................................ 216,489 19,263
d
2021-89 , IL , IO, 4.5% , 5/20/51 ........................................ 548,507 129,327
d
2021-8 , IP , IO, 2.5% , 1/20/51 ......................................... 1,059,586 156,175

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
d
2021-188 , IW , IO, 3% , 10/20/51 ....................................... $ 501,756 $ 86,011
d,e
2021-H12 , IY , IO, FRN , 0.017% , 8/20/71 ................................ 5,656,190 111,021
d
2020-175 , JI , IO, 3.5% , 11/20/50 ...................................... 1,227,918 234,683
d,e
2016-H24 , JI , IO, FRN , 2.291% , 11/20/66 ................................ 120,859 7,586
d,e
2022-H04 , JI , IO, FRN , 0.501% , 2/20/72 ................................. 2,283,010 110,758
d
2015-52 , KI , IO, 3.5% , 11/20/40 ....................................... 49,868 1,717
d,e
2017-H03 , KI , IO, FRN , 2.751% , 1/20/67 ................................ 345,554 28,095
d
2016-75 , LI , IO, 6% , 1/20/40 ......................................... 101,047 14,209
d
2015-89 , LI , IO, 5% , 12/20/44 ......................................... 214,080 38,215
d
2012-38 , MI , IO, 4% , 3/20/42 ......................................... 472,835 82,068
d
2015-53 , MI , IO, 4% , 4/16/45 ......................................... 148,629 29,495
d
2021-7 , MI , IO, 2.5% , 1/20/51 ......................................... 867,581 129,653
d,e
2017-H06 , MI , IO, FRN , 2.235% , 2/20/67 ................................ 329,193 13,776
d,e
2017-H10 , MI , IO, FRN , 1.843% , 4/20/67 ................................ 264,430 7,810
a,d
2020-112 , MS , IO, FRN , 2.452% , ( 1-month SOFR + 6.186% ), 8/20/50 .......... 1,162,265 163,752
d
2020-123 , NI , IO, 2.5% , 8/20/50 ....................................... 529,440 78,582
d
2021-76 , NI , IO, 3% , 8/20/50 ......................................... 1,006,290 163,750
d,e
2016-H23 , NI , IO, FRN , 2.306% , 10/20/66 ............................... 319,799 15,793
d,e
2017-H08 , NI , IO, FRN , 2.192% , 3/20/67 ................................ 218,738 6,900
d
2013-6 , OI , IO, 5% , 1/20/43 .......................................... 38,482 7,715
d,e
2016-H07 , PI , IO, FRN , 2.247% , 3/20/66 ................................ 333,917 21,226
a
2023-66 , PS , FRN , 5.581% , ( 30-day SOFR Average + 15.375% ), 5/20/53 ........ 162,265 160,385
d
2013-51 , QI , IO, 5% , 2/20/43 ......................................... 74,163 7,760
d,e
2016-H18 , QI , IO, FRN , 2.691% , 6/20/66 ................................ 245,562 13,099
a,d
2023-19 , S , IO, FRN , 2.202% , ( 1-month SOFR + 5.936% ), 11/20/49 ............ 1,702,705 194,381
a,d
2022-153 , S , IO, FRN , 2.132% , ( 30-day SOFR Average + 6.05% ), 5/20/50 ....... 1,240,448 131,653
a,d
2024-11 , S , IO, FRN , 2.482% , ( 30-day SOFR Average + 6.4% ), 1/20/54 ......... 1,939,533 121,226
a,d
2013-87 , SA , IO, FRN , 2.352% , ( 1-month SOFR + 6.086% ), 6/20/43 ........... 439,208 51,476
a,d
2020-47 , SA , IO, FRN , 2.152% , ( 1-month SOFR + 5.886% ), 5/20/44 ........... 355,631 38,578
a,d
2019-121 , SD , IO, FRN , 2.152% , ( 1-month SOFR + 5.886% ), 10/20/49 ......... 211,842 25,876
a,d
2019-125 , SG , IO, FRN , 2.202% , ( 1-month SOFR + 5.936% ), 10/20/49 ......... 528,553 61,931
a,d
2022-209 , SG , IO, FRN , 1.682% , ( 30-day SOFR Average + 5.6% ), 12/20/52 ...... 3,855,454 234,974
a,d
2011-156 , SK , IO, FRN , 2.752% , ( 1-month SOFR + 6.486% ), 4/20/38 ........... 1,202,617 134,961
a,d
2021-98 , SK , IO, FRN , 2.452% , ( 1-month SOFR + 6.186% ), 6/20/51 ........... 699,830 95,434
a,d
2023-13 , SL , IO, FRN , 2.332% , ( 30-day SOFR Average + 6.25% ), 1/20/53 ....... 916,606 63,966
a,d
2013-182 , SP , IO, FRN , 2.852% , ( 1-month SOFR + 6.586% ), 12/20/43 .......... 94,070 13,308
a,d
2023-20 , SP , IO, FRN , 3.082% , ( 30-day SOFR Average + 7% ), 2/20/53 ......... 1,847,513 137,958
a,d
2019-110 , SQ , IO, FRN , 2.202% , ( 1-month SOFR + 5.936% ), 9/20/49 .......... 518,957 59,035
d,e
2015-H23 , TI , IO, FRN , 1.989% , 9/20/65 ................................ 155,638 6,313
d
2020-162 , UI , IO, 2.5% , 10/20/50 ...................................... 790,200 115,174
d,e
2015-H16 , XI , IO, FRN , 2.248% , 7/20/65 ................................ 123,419 7,360
7,750,382
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 7,533,591 ) ..........
7,750,382
Total Long Term Investments (Cost $ 59,049,373 ) ................................
58,959,382
a
a a a a
Short Term Investments 17.3%
Shares
a
Management Investment Companies 16.7%
g,h
Putnam Short Term Investment Fund , Class P , 3.967% ....................... 4,299,487 4,299,487
Total Management Investment Companies (Cost $ 4,299,487 ) .....................
4,299,487

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 0.6%
i,j
U.S. Treasury Bills , 3 .18% , 1/20/26 ...................................... $ 142,000 $ 141,750
Total U.S. Government and Agency Securities (Cost $ 141,714 ) ....................
141,750
Total Short Term Investments (Cost $ 4,441,201 ) .................................
4,441,237
a
Total Investments (Cost $ 63,490,574 ) 246.3% ...................................
$63,400,619
Other Assets, less Liabilities (146.3) % .........................................
(37,655,600)
Net Assets 100.0% ...........................................................
$25,745,019
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $7,530,001, representing 29.2% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
g
See Note 3 ( f ) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
The rate shown represents the yield at period end.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At December 31, 2025, the aggregate value of these securities pledged amounted to $141,750, representing 0.6% of net assets.

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At December 31, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 96 $ 11,041,500 3/20/26 $ 93,701
U.S. Treasury 2 Year Notes ..................... Short 35 7,307,617 3/31/26 3,132
Total Futures Contracts ...................................................................... $96,833
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 7,800,000 $ 32,370 $ 4,041
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 11,700,000 (25,740) 20,357
(3.438%)/1-day SOFR/Mar-31/(Written) BNDP 3/17/26 / 3.438% 3,928,000 (26,396) (488)
(3.788%)/1-day SOFR/Mar-36/(Purchased) BNDP 3/17/26 / 3.788% 2,278,200 26,749 (502)
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 1,692,900 97,426 (69,807)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 1,692,900 97,426 7,586
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,700 21,910 (672)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,700 21,910 (3,958)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 178,500 6,479 (5,054)
3.39%/1-day SOFR/Oct-28/(Written) CITI 10/06/26 / 3.39% 10,000,000 (83,000) 17,065
(3.4%)/1-day SOFR/Oct-28/(Purchased) CITI 10/06/26 / 3.4% 10,000,000 45,000 (3,968)
(3.95%)/1-day SOFR/Mar-37/(Purchased) CITI 3/29/27 / 3.95% 2,319,100 107,954 (38,989)
3.45%/1-day SOFR/Mar-37/(Purchased) CITI 3/29/27 / 3.45% 2,319,100 102,968 (70,914)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 614,600 76,979 (18,727)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 614,600 76,979 (5,800)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,892,100 68,494 (21,355)
Unrealized appreciation 49,049
Unrealized (depreciation) (240,234)
Total $(191,185)
*
In U.S. dollars unless otherwise indicated.

Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Variable Trust
Schedule of Investments
At December 31, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.A.15 . (2.00)% Monthly JPHQ 11/18/64 4,000 $ 156 $ 364 $ (208)
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 131,000 68,688 57,068 11,620
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 183,000 67,633 68,210 (577)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 40,000 3,081 1,802 1,279
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 10,000 770 5,148 (4,378)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 35,000 15,189 15,155 34
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 13,000 5,642 5,308 334
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 6,000 2,604 2,635 (31)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 46,000 10,092 13,826 (3,734)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 219,000 48,046 70,816 (22,770)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 189,000 23,055 23,604 (549)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 285,000 49,852 80,881 (31,029)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 63,000 11,019 11,434 (415)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 126,000 24,220 26,419 (2,199)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 81,000 15,569 15,690 (121)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 84,000 14,894 16,227 (1,333)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 82,000 14,539 16,880 (2,341)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 63,000 12,393 11,316 1,077
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly JPHQ 12/16/72 1,000 (63) (81) 18
Investment
Grade
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 174,000 (10,980) (22,920) 11,940
Investment
Grade
CMBX.NA.A.15 . 2.00% Monthly MLCO 11/18/64 4,000 (156) (65) (91)
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 25,000 (13,109) (2,006) (11,103)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 118,000 (43,611) (48,805) 5,194
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 96,000 (7,395) (16,692) 9,297
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 16,000 (1,233) (2,778) 1,545
Non-
Investment
Grade

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 3,000 $ (231) $ (335) $ 104
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 143,000 (11,016) (25,456) 14,440
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 14,000 (2,332) (3,182) 850
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 9,000 (1,499) (1,848) 349
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 7,000 (1,166) (1,591) 425
Investment
Grade
Total OTC Swap Contracts .............................................. $294,651 $317,024 $(22,373)
Total Credit Default Swap Contracts .................................... $294,651 $ 317,024 $(22,373)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 27,207,000 $ (73,203) $ (37,601) $ (35,602)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 3,963,000 15,011 11,640 3,371
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 486,000 (181) (622) 441
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 7,171,000 47,517 53,246 (5,729)

Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Variable Trust
Schedule of Investments
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.18% .... Annual 12/17/30 2,614,000 $ 34,402 $ 24,767 $ 9,635
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.45% .... Annual 3/18/31 276,000 260 291 (31)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 334,100 1,078 — 1,078
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 2,533,000 18,452 39,966 (21,514)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 1,829,000 41,121 35,279 5,842
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 301,000 1,659 1,164 495
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 593,000 (14,246) 3,757 (18,003)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/55 61,000 (3,010) (2,016) (994)
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 344,000 (4,175) (1,586) (2,589)
Total Interest Rate Swap Contracts ................................. $64,685 $ 128,285 $(63,600)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See A bbreviations on page 33 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Mortgage
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $59,191,087
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 4,299,487
Value - Unaffiliated issuers .................................................................. $59,101,132
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 4,299,487
Cash .................................................................................... 123,288
Receivables:
Capital shares sold ........................................................................ 15,840
Dividends and interest ..................................................................... 230,267
Affiliates ................................................................................ 53,133
Deposits with brokers for:
Futures contracts ........................................................................ 286,800
Centrally cleared swap contracts ............................................................ 265,852
Variation margin on futures contracts ........................................................... 20,461
OTC swap contracts (upfront payments ) .......................................................... 442,783
Unrealized appreciation on forward premium swap option contracts ..................................... 49,049
Unrealized appreciation on OTC swap contracts .................................................... 58,506
Prepaid expenses .......................................................................... 24,448
Total assets .......................................................................... 64,971,046
Liabilities:
Payables:
Payable for purchases of TBA securities (Note 1 d ) ................................................ 38,484,121
Capital shares redeemed ................................................................... 5,309
Administrative fees ........................................................................ 228
Distribution fees .......................................................................... 2,725
Transfer agent fees ........................................................................ 3,083
Trustees' fees and expenses ................................................................. 40,490
Variation margin on centrally cleared swap contracts ............................................... 9,569
Deposits from brokers for:
OTC derivative contracts .................................................................. 120,000
OTC swap contracts (upfront receipts ) ........................................................... 125,759
Unrealized depreciation on OTC swap contracts .................................................... 80,879
Unrealized depreciation on forward premium swap option contracts ..................................... 240,234
Accrued expenses and other liabilities ........................................................... 113,630
Total liabilities ......................................................................... 39,226,027
Net assets, at value ................................................................. $25,745,019
Net assets consist of:
Paid-in capital ............................................................................. $53,911,076
Total distributable earnings (losses) ............................................................. (28,166,057)
Net assets, at value ................................................................. $25,745,019

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Mortgage
Securities Fund
Class IA:
Net assets, at value ....................................................................... $12,988,471
Shares outstanding ........................................................................ 2,085,399
Net asset value and maximum offering price per share
a
............................................. $6.23
Class IB:
Net assets, at value ....................................................................... $12,756,548
Shares outstanding ........................................................................ 2,058,645
Net asset value and maximum offering price per share
a
............................................. $6.20
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Mortgage
Securities Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $110,366
Interest:
Unaffiliated issuers ........................................................................ 1,658,214
Total investment income ................................................................... 1,768,580
Expenses:
Management fees (Note 3 a ) ................................................................... 98,183
Administrative fees (Note 3 b ) .................................................................. 479
Distribution fees: (Note 3c )
Class IB ................................................................................ 33,433
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 9,513
Class IB ................................................................................ 9,034
Custodian fees (Note 4 ) ...................................................................... 10,941
Reports to shareholders fees .................................................................. 22,960
Professional fees ........................................................................... 104,751
Trustees' fees and expenses (Note 3 e ) ........................................................... 831
Other .................................................................................... 6,008
Total expenses ......................................................................... 296,133
Expense reductions (Note 4 ) ............................................................... (213)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (130,435)
Net expenses ......................................................................... 165,485
Net investment income ................................................................ 1,603,095
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (21,161)
Forward premium swap option contracts ........................................................ 30,045
Futures contracts ......................................................................... (305,528)
TBA sale commitments ..................................................................... 159,101
Swap contracts ........................................................................... (193,316)
Net realized gain (loss) .................................................................. (330,859)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,658,887
Translation of other assets and liabilities denominated in foreign currencies .............................. (14)
Forward premium swap option contracts ........................................................ (355,358)
Futures contracts ......................................................................... (173,754)
TBA sale commitments ..................................................................... (16,659)
Swap contracts ........................................................................... (55,560)
Net change in unrealized appreciation (depreciation) ............................................ 1,057,542
Net realized and unrealized gain (loss) ............................................................ 726,683
Net increase (decrease) in net assets resulting from operations .......................................... $2,329,778

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT Mortgage Securities Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,603,095 $2,267,264
Net realized gain (loss) ................................................. (330,859) (731,941)
Net change in unrealized appreciation (depreciation) ........................... 1,057,542 229,316
Net increase (decrease) in net assets resulting from operations ................ 2,329,778 1,764,639
Distributions to shareholders:
Class IA ............................................................ (1,131,019) (1,002,273)
Class IB ............................................................ (1,135,131) (1,100,133)
Total distributions to shareholders .......................................... (2,266,150) (2,102,406)
Capital share transactions: (Note 2 )
Class IA ............................................................ (958,343) (576,776)
Class IB ............................................................ (654,504) (645,736)
Total capital share transactions ............................................ (1,612,847) (1,222,512)
Net increase (decrease) in net assets ................................... (1,549,219) (1,560,279)
Net assets:
Beginning of year ....................................................... 27,294,238 28,854,517
End of year ........................................................... $25,745,019 $27,294,238

Putnam Variable Trust
Notes to Financial Statements
Putnam VT Mortgage Securities Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Mortgage Securities Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers two classes of shares: Class IA and Class IB.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8  regarding other derivative information.
f. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 112,379 $681,942 62,825 $389,785
Shares issued in reinvestment of distributions .......... 190,728 1,131,019 167,046 1,002,273
Shares redeemed ............................... (449,607) (2,771,304) (316,409) (1,968,834)
Net increase (decrease) .......................... (146,500) $(958,343) (86,538) $(576,776)
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.372% of the Fund’s average daily net assets.
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IB Shares:
Shares sold ................................... 593,595 $3,624,693 1,277,542 $7,806,150
Shares issued in reinvestment of distributions .......... 192,069 1,135,131 183,969 1,100,133
Shares redeemed ............................... (885,049) (5,414,328) (1,527,957) (9,552,019)
Net increase (decrease) .......................... (99,385) $(654,504) (66,446) $(645,736)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion and
0.315% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through April 30, 2027, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.50% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Mortgage Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $2,732,792 $15,825,335 $(14,258,640) $— $— $4,299,487 4,299,487 $110,366
Total Affiliated Securities ... $2,732,792 $15,825,335 $(14,258,640) $— $— $4,299,487 $110,366
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
During the year ended December 31, 2025, the Fund utilized $70,082 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 , was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$549,595,636 and $516,223,537, respectively.
7. Credit Risk and Defaulted Securities
At December 31, 2025, the Fund had 12.1% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December
31, 2025, the value of this security was $28,989, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 20,825,412
Long term ................................................................................ 5,448,472
Total capital loss carryforwards ............................................................... $26,273,884
2025 2024
Distributions paid from:
Ordinary income .......................................................... $2,266,150 $2,102,406
Cost of investments .......................................................................... $67,203,347
Unrealized appreciation ........................................................................ $1,706,121
Unrealized depreciation ........................................................................ (5,243,865)
Net unrealized appreciation (depreciation) .......................................................... $(3,537,744)
Distributable earnings:
Undistributed ordinary income ................................................................... $1,645,585

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
8. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of futures contracts, swap contracts and options represented $24,147,605, $42,405,426 and $45,553,338, respectively.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Mortgage Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 96,833
a
Variation margin on futures
contracts
$ —
Variation margin on centrally
cleared swap contracts
20,862
a
Variation margin on centrally
cleared swap contracts
84,462
a
Unrealized appreciation on
forward premium swap option
contracts
49,049 Unrealized depreciation on
forward premium swap option
contracts
240,234
Credit contracts ............
OTC swap contracts (upfront
payments)
442,783 OTC swap contracts (upfront
receipts)
125,759
Unrealized appreciation on OTC
swap contracts
58,506 Unrealized depreciation on OTC
swap contracts
80,879
Total .................... $668,033 $531,334
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam VT Mortgage Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(305,528) Futures contracts $(173,754)
Swap contracts (181,083) Swap contracts (81,784)
Forward premium swap option
contracts 30,045
Forward premium swap option
contracts (355,358)
Credit contracts ...............
Swap contracts (12,233) Swap contracts 26,224
Total ....................... $(468,799) $(584,672)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
At December 31, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At December 31, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT Mortgage Securities Fund
Forward Premium Swap Option Contracts ................... $ 49,049 $ 240,234
Swap Contracts ....................................... 501,289 206,638
Total ............................................. $550,338 $446,872
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Putnam VT Mortgage Securities Fund
Counterparty
BNDP ................... $ 24,398 $ (990) $ — $ — $ 23,408
BOFA .................... 7,586 (7,586) — — —
CITI ..................... 227,217 (223,700) — (3,517) —
DBAB ................... — — — — —
GSCO ................... 140,284 (8,366) — (110,000) 21,918
JPHQ ................... 21,220 (17,897) — — 3,323
MLCO ................... 12,044 (12,044) — — —
MSCO ................... 117,589 (52,189) — — 65,400
NATW ................... — — — — —
Total ................... $550,338 $(322,772) $— $(113,517) $114,049
$ 1
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
At December 31, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 33 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT Mortgage Securities Fund
Counterparty
BNDP ................... $ 990 $ (990) $ — $ — $ —
BOFA .................... 74,437 (7,586) — — 66,851
CITI ..................... 223,700 (223,700) — — —
DBAB ................... 24,527 — — — 24,527
GSCO ................... 8,366 (8,366) — — —
JPHQ ................... 17,897 (17,897) — — —
MLCO ................... 23,411 (12,044) — — 11,367
MSCO ................... 52,189 (52,189) — — —
NATW ................... 21,355 — — — 21,355
Total ................... $446,872 $(322,772) $— $— $124,100
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Mortgage Securities Fund
Assets:
Investments in Securities:
a
Asset-Backed Securities ................... $ — $ 773,306 $ — $ 773,306
Commercial Mortgage-Backed Securities ...... — 6,719,824 — 6,719,824
Mortgage-Backed Securities ................ — 38,752,502 — 38,752,502
Residential Mortgage-Backed Securities ....... — 4,963,368 — 4,963,368
Agency Commercial Mortgage-Backed Securities — 7,750,382 — 7,750,382
Short Term Investments ................... 4,299,487 141,750 — 4,441,237
Total Investments in Securities ........... $4,299,487 $59,101,132 $— $63,400,619
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $49,049 $— $49,049
Futures Contracts ....................... 96,833 — — 96,833
Swap Contracts ......................... — 79,368 — 79,368
Total Other Financial Instruments ......... $96,833 $128,417 $— $225,250
Liabilities:
Other Financial Instruments:
Forward Premium Swap Option Contracts ...... $— $240,234 $— $240,234
Swap Contracts ......................... — 165,341 — 165,341
Total Other Financial Instruments ......... $— $405,575 $— $405,575
a
For detailed categories, see the accompanying Schedule of Investments.
9. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.87%

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Mortgage Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
VT Mortgage Securities Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”)
as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended
December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam VT Mortgage Securities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $1,564,435

Putnam Variable Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38988-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026